Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables consist of the following:

Trade and other receivables consist of the following:

	December 31, 2021	December 31, 2020

Trade receivables (Note 24, 26)	$30,034,661	$18,583,585
HST and VAT receivables	142,699	303,739
Other receivables (Note 26)	3,683,102	3,604,738
Expected credit loss provision (Note 26)	(58,472)	(67,466)
	$33,801,990	$22,424,596